Share-Based Compensation - Outstanding Stock Options (Detail) - CNH EIP [Member]	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Options Outstanding, Aggregate Intrinsic Value | $	$ 30,755	[1]
Options Exercisable, Aggregate Intrinsic Value | $	$ 30,755	[1]
Range of Exercise Price, $5.01-$10.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Minimum Exercise Price	$ 5.01
Maximum Exercise Price	$ 10.00
Shares Outstanding | shares	4,491,907
Options Outstanding, Weighted-Average Contractual Life	1 year 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 8.32
Options Outstanding, Aggregate Intrinsic Value | $	$ 30,755	[1]
Shares Exercisable | shares	4,491,907
Options Exercisable, Weighted-Average Contractual Life	1 year 7 months 6 days
Options Exercisable, Weighted-Average Exercise Price	$ 8.32
Options Exercisable, Aggregate Intrinsic Value | $	$ 30,755	[1]
Range of Exercise Price, $10.01-$15.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Minimum Exercise Price	$ 10.01
Maximum Exercise Price	$ 15.00
Shares Outstanding | shares	4,278,010
Options Outstanding, Weighted-Average Contractual Life	1 year 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 10.15
Shares Exercisable | shares	4,278,010
Options Exercisable, Weighted-Average Contractual Life	1 year 2 months 12 days
Options Exercisable, Weighted-Average Exercise Price	$ 10.15

[1]	The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $6.84. No amount is shown for awards with an exercise price that is greater than the year-end market price.